Earnings per share	12 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Earnings per share

Note 20 – Earnings per share

The following is a reconciliation of the basic and diluted earnings per share computation:

	For the years ended June 30,
	2012	2011
Net income for earnings per share	$12,494,557	$39,907,860

Weighted average shares used in basic computation	21,093,525	20,962,091
Diluted effect of warrants	-	59,164
Weighted average shares used in diluted computation	21,093,525	21,021,255
Earnings per share – Basic	$0.59	$1.90
Earnings per share – Diluted	$0.59	$1.90

The Company had warrants and options exercisable for 3,917,704 shares of the Company’s common stock in the aggregate at June 30, 2012. For the year ended June 30, 2012, all outstanding options were excluded from the diluted earnings per share calculation since they are anti-dilutive.

The Company had warrants and option exercisable for 3,917,704 shares of the Company’s common stock in aggregate at June 30, 2011. For the year ended June 30, 2011, 3,876,609 of outstanding warrants and 10,851 of outstanding options were excluded from the diluted earnings per share calculation due to the anti-dilution feature while warrants underlying 30,244 shares of the Company’s common stock were included in the diluted earnings per share calculation using treasury method.